Fees Summary	Aug. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 9,884,000
Previously Paid Amount	0.00
Total Fee Amount	1,458.88
Total Offset Amount	0.00
Net Fee	1,458.88
Narrative - Max Aggregate Offering Price	$ 9,884,000
Final Prospectus	true